Note 12 - Income Taxes - Income From Operations Before Income Tax Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Domestic, equity method investee	¥ 7,732,535	¥ 5,503,750	¥ 6,460,898
Foreign, equity method investee	107,588	(76,590)	(267,564)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND EQUITY IN NET INCOME OF EQUITY METHOD INVESTEES—(FORWARD)	7,840,123	5,427,160	6,193,334
Domestic, current	2,986,077	2,307,523	1,929,139
Foreign, current	22,695	11,700	5,277
Total, current	3,008,772	2,319,223	1,934,416
Domestic, deferred	(301,900)	(95,638)	255,992
Foreign, deferred	(11,033)	1,295	(6,877)
Total, deferred	¥ (312,933)	¥ (94,343)	¥ 249,115